Supplemental Financial Statement Data - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 27, 2024	Sep. 27, 2024	Dec. 29, 2023	Sep. 29, 2023	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 12,126	$ 11,082	$ 10,925	$ 11,439	$ 11,082	$ 11,439	$ 11,439
Income tax expense related to items of other comprehensive income (loss)					(15)	(5)
Net current-period other comprehensive income (loss)					24	28
Net transfer from Parent	(92)	583	152	19			275	$ 376	$ (922)
Ending balance	12,001	12,126	10,896	10,925	12,001	10,896	11,082	11,439
The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		11,082		11,439	11,082	11,439	11,439	12,977	12,981
Income tax expense related to items of other comprehensive income (loss)							21	(29)	35
Net current-period other comprehensive income (loss)							(109)	64	(317)
Net transfer from Parent							275	376	(922)
Ending balance							11,082	11,439	12,977
Total Accumulated Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(243)	452	(398)	(343)	452	(343)	(343)
Net transfer from Parent	(6)	0	0	0	(6)
Ending balance	(434)	(243)	$ (315)	(398)	(434)	(315)	452	(343)
Total Accumulated Comprehensive Loss | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(452)		(343)	(452)	(343)	(343)	(407)	(90)
Net transfer from Parent							0	0	0
Ending balance							(452)	(343)	(407)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(208)			(208)
Other comprehensive income (loss)					(35)
Income tax expense related to items of other comprehensive income (loss)					0
Net current-period other comprehensive income (loss)					(35)
Net transfer from Parent					0
Ending balance	(243)				(243)		(208)
Foreign Currency Translation Adjustment | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(208)		(165)	(208)	(165)	(165)	(130)
Other comprehensive income (loss)							(43)	(35)
Income tax expense related to items of other comprehensive income (loss)							0	0
Net current-period other comprehensive income (loss)							(43)	(35)
Ending balance							(208)	(165)	(130)
Unrealized Gain (Loss) on Derivative Contracts
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(244)			(244)
Other comprehensive income (loss)					74
Income tax expense related to items of other comprehensive income (loss)					(15)
Net current-period other comprehensive income (loss)					59
Net transfer from Parent					(6)
Ending balance	$ (191)				(191)		(244)
Unrealized Gain (Loss) on Derivative Contracts | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(244)		(178)	(244)	(178)	(178)	(277)
Other comprehensive income (loss)							(87)	128
Income tax expense related to items of other comprehensive income (loss)							21	(29)
Net current-period other comprehensive income (loss)							(66)	99
Ending balance							(244)	(178)	(277)
Accumulated Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(452)			(452)
Other comprehensive income (loss)					39
Income tax expense related to items of other comprehensive income (loss)					(15)
Net current-period other comprehensive income (loss)					24
Ending balance							(452)
Accumulated Comprehensive Income (Loss) [Member] | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		$ (452)		$ (343)	$ (452)	$ (343)	(343)	(407)
Other comprehensive income (loss)							(130)	93
Income tax expense related to items of other comprehensive income (loss)							21	(29)
Net current-period other comprehensive income (loss)							(109)	64
Ending balance							$ (452)	$ (343)	$ (407)